Borrowing facilities - Narrative (Details) - GBP (£) £ in Millions	Apr. 01, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		£ 5,727	£ 5,683
Borrowings		28,730	26,625	£ 28,638
Bilateral Committed Credit Facilities
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity		5,463	5,438
Credit Facilities From Syndicates Of Banks
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity		264	245
Facilities Held As Backup To Commercial Paper And Similar Borrowings
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		5,463	5,438
Facilities Available As Backup To Specific US Borrowings
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		264	245
Export Credit Agreements
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		510	704
Borrowings		859	797
In 4 to 5 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		1,869	1,773
Borrowings		714	1,469
More than 5 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		0	£ 0
Renegotiated undrawn borrowing facilities		£ 270
Subsequent event | 2019 Export Credit Agreements
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 550